Note 5 - Property, Plant and Equipment (Details) - Property, Plant and Equipment, Net In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Building [Member] CNY	Dec. 31, 2013 Building [Member] CNY	Dec. 31, 2014 Furniture and Fixtures [Member] CNY	Dec. 31, 2013 Furniture and Fixtures [Member] CNY	Dec. 31, 2014 Automobiles [Member] CNY	Dec. 31, 2013 Automobiles [Member] CNY	Dec. 31, 2014 Leasehold Improvements [Member] CNY	Dec. 31, 2013 Leasehold Improvements [Member] CNY
Property, Plant and Equipment [Line Items]
Property, plant and equipment		185,861	188,267	12,317	11,346	127,498	127,849	35,229	40,039	10,817	9,033
Less: Accumulated depreciation		(138,690)	(118,705)
Property, plant and equipment, net	$ 7,602	47,171	69,562